Long-Term Debt - Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total long-term debt	$ 1,612	$ 1,801
Less current portion	(191)	(202)
Total long-term debt, less current portion	1,421	1,599
0.30% due 2015, floating interest rate at Libor + 0.026% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank		9
0.38% due 2016, floating interest rate at Libor + 0.052% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	19	39
1.08% due 2016, floating interest rate at Libor + 0.477% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	26	52
0.71% due 2016, floating interest rate at Libor + 0.373% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	29	57
1.52% due 2020, floating interest rate at Libor + 1.199% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	63	75
1.51% due 2020, floating interest rate at Libor + 1.056% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	138	165
0.86% due 2020, floating interest rate at Euribor + 0.917% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	68	91
1.06% due 2021, floating interest rate at Libor + 0.525% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	180	210
1.22% due 2021, floating interest rate at Libor + 0.572% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	173	202
Zero Coupon due 2019 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds	550	537
1.0% due 2021 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds	354	347
0.41% (weighted average), due 2015-2023, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	4	6
1.95% (weighted average), due 2017, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	4	6
0.75% (weighted average), due 2018, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	1	1
0.87% (weighted average), due 2020, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	2	3
6.04% (weighted average), due 2015-2017, fixed interest rate [Member]
Debt Instrument [Line Items]
Capital Lease	$ 1	$ 1